Stock-Based Compensation - Schedule Of Assumptions Used To Determine The Fair Value Of Warrant (Detail)	Dec. 31, 2021 yr
Measurement Input, Risk Free Interest Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.14
Measurement Input, Expected Term [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	6.1
Measurement Input, Price Volatility [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	82.8
Measurement Input, Expected Dividend Rate [Member]
Class of Warrant or Right [Line Items]
Warrants and Rights Outstanding, Measurement Input	0